RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $353, $574 and $1,638, in aggregate for the years ended December 31, 2013, 2014 and 2015, respectively and acquired services and hardware amounting to approximately $100, $245 and $231 for the years ended December 31, 2013, 2014 and 2015, respectively.